LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED NOVEMBER 19, 2020

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED OCTOBER 28, 2019

OF THE FUNDS LISTED IN SCHEDULE A

The following replaces the corresponding information regarding Capital Shares in the section of each Fund’s Summary Prospectus and Prospectus entitled “Purchase and sale of fund shares”:

Investment minimum initial/additional investments ($)
Capital Shares[1]
General	20 million/No minimum additional investment
Investors investing in the fund through the fund’s internet portal	10 million/No minimum additional investment

1.	The fund’s distributor reserves the right to change or waive the minimum initial amounts without prior notice or to waive the minimum investment amounts for individual investors in its discretion.

Schedule A

Western Asset Premier Institutional Government Reserves

Western Asset Premier Institutional Liquid Reserves

Western Asset Premier Institutional U.S. Treasury Reserves

Please retain this supplement for future reference.

WASX629210